Goodwill and Other Intangible Assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Amortization of intangible assets	$ 10.5	$ 11.6	$ 10.5
Minimum
Goodwill [Line Items]
Other intangible assets, useful life	5 years
Maximum
Goodwill [Line Items]
Other intangible assets, useful life	10 years
Qualpay | Minimum
Goodwill [Line Items]
Other intangible assets, useful life	5 years
Qualpay | Maximum
Goodwill [Line Items]
Other intangible assets, useful life	8 years
Core Deposits
Goodwill [Line Items]
Finite-lived intangible asset, useful life	10 years